DocumentAndEntityInformation	Nov. 09, 2026
Document Information Line Items
Entity Central Index Key	0000918251
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	MOTORCAR PARTS OF AMERICA, INC.
Entity Incorporation, State or Country Code	NY
Entity File Number	001-33861
Entity Tax Identification Number	11-2153962
Entity Address, Address Line One	2929 California Street
Entity Address, City or Town	Torrance
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90503
City Area Code	310
Local Phone Number	212-7910
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	MPAA
Security Exchange Name	NASDAQ
Amendment Flag	false